Summary of Significant Accounting Policies - Intangible Assets (Details)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Computer software
Finite-Lived Intangible Assets [Line Items]
Weighted Average Remaining Service Life	4 years	4 years
Land, transmission and water rights
Finite-Lived Intangible Assets [Line Items]
Weighted Average Remaining Service Life	55 years	56 years
Other
Finite-Lived Intangible Assets [Line Items]
Weighted Average Remaining Service Life	11 years	12 years
Minimum
Finite-Lived Intangible Assets [Line Items]
Intangible assets, straight line depreciation rate	1.00%	1.00%
Minimum | Computer software
Finite-Lived Intangible Assets [Line Items]
Service Life Ranges	3 years	3 years
Minimum | Land, transmission and water rights
Finite-Lived Intangible Assets [Line Items]
Service Life Ranges	34 years	43 years
Minimum | Other
Finite-Lived Intangible Assets [Line Items]
Service Life Ranges	10 years	10 years
Maximum
Finite-Lived Intangible Assets [Line Items]
Intangible assets, straight line depreciation rate	33.00%	33.00%
Maximum | Computer software
Finite-Lived Intangible Assets [Line Items]
Service Life Ranges	15 years	15 years
Maximum | Land, transmission and water rights
Finite-Lived Intangible Assets [Line Items]
Service Life Ranges	90 years	90 years
Maximum | Other
Finite-Lived Intangible Assets [Line Items]
Service Life Ranges	100 years	100 years